Note 2 - Cash, Cash Equivalents and Restricted Cash - Restricted Cash (Details)	Dec. 31, 2022 AUD ($)	Dec. 31, 2021 AUD ($)	Sep. 08, 2019 USD ($)
Restricted cash	$ 527,148	$ 1,968,814
Performance guarantee (a) - non-current assets	320,000	812,204
Restricted Cash, Total	847,148	2,781,018
Performance Guarantee [Member]
Restricted cash	527,148	1,968,814
Performance guarantee (a) - non-current assets	0	492,204
Restricted Cash, Total			$ 5,000,000
Collateral for Facilities [Member]
Restricted cash	$ 320,000	$ 320,000